TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 425,422	$ 300,109
30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.49%	0.59%
31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.47%	1.20%
61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	3.31%	2.66%
91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	8.90%	8.20%
121-180
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	31.18%	31.50%
181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	82.05%	67.63%
> 365
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 432,636	$ 306,286
Cost | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	65,306	24,028
Cost | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	18,367	12,458
Cost | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	9,335	5,168
Cost | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,326	1,695
Cost | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,301	2,642
Cost | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,359	920
Cost | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	859	702
Cost | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	2,303	3,452
Cost | Total
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	107,156	51,065
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	7,214	6,177
Allowance for doubtful accounts | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	320	142
Allowance for doubtful accounts | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	270	150
Allowance for doubtful accounts | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	309	138
Allowance for doubtful accounts | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	385	139
Allowance for doubtful accounts | 121-180
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,653	832
Allowance for doubtful accounts | 181 - 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,115	622
Allowance for doubtful accounts | > 365
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	859	702
Allowance for doubtful accounts | Risk clients
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	2,303	3,452
Allowance for doubtful accounts | Total
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 7,214	$ 6,177